Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Net Loss Per Ordinary Share [Abstract]
Diluted weighted average shares outstanding	5,324,080	14,840,000	8,901,159	11,581,616
Diluted net loss per ordinary share	$ (0.06)	$ (0.01)	$ (0.14)	$ (0.06)